Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Material income and expense [abstract]
Net (gains) losses due to changes in foreign currency exchange rates	$ (78)	$ (2)	$ (94)	$ 4
Net gains on derivative instruments	(242)		(320)
Other finance (income) costs	$ (320)	$ (2)	$ (414)	$ 4